Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—79.4%
Angola —6.2%
Republic of Angola
144A 9.500%, 11/12/25(2)(3)	$ 3,860	$ 3,856
144A 8.250%, 5/9/28(2)	808	744
144A 9.375%, 5/8/48(2)	278	227
RegS 8.250%, 5/9/28(4)	1,850	1,704
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(4)(5)	1,774	1,665
		8,196

Argentina—7.8%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(4)(6)	3,511	1,366
Republic of Argentina
1.000%, 7/9/29	13,505	6,254
3.625%, 7/9/35(6)	7,160	2,658
		10,278

Brazil—4.6%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/31	12,300BRL	2,399
Series F 10.000%, 1/1/33	18,800BRL	3,633
		6,032

Colombia—4.5%
Republic of Colombia 4.500%, 3/15/29(3)	2,827	2,580
Titulos De Tesoreria
7.000%, 6/30/32	7,900,000COP	1,698
7.250%, 10/18/34	8,275,000COP	1,730
		6,008

	Par Value(1)	Value

Ecuador—5.1%
Republic of Ecuador
144A 6.000%, 7/31/30(2)(6)	$ 5,914	$ 3,614
RegS 6.000%, 7/31/30(4)(6)	5,208	3,182
		6,796

Egypt—6.6%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)(3)	1,533	1,411
144A 4.750%, 4/16/26(2)	7,000EUR	7,123
144A 6.375%, 4/11/31(2)	246EUR	217
		8,751

El Salvador—6.9%
Republic of El Salvador
RegS 5.875%, 1/30/25(3)(4)	2,368	2,228
RegS 6.375%, 1/18/27(3)(4)	5,132	4,415
RegS 8.625%, 2/28/29(4)	580	505
RegS 8.250%, 4/10/32(4)	1,558	1,288
RegS 7.650%, 6/15/35(4)	855	642
		9,078

Gabon—5.0%
Republic of Gabon
144A 6.950%, 6/16/25(2)(3)	3,481	3,352
144A 7.000%, 11/24/31(2)(3)	1,800	1,467
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Gabon—continued
RegS 6.950%, 6/16/25(3)(4)	$ 1,800	$ 1,734
		6,553

Indonesia—3.7%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000IDR	1,963
8.375%, 4/15/39	40,300,000IDR	2,926
		4,889

Iraq—2.5%
Republic of Iraq RegS 5.800%, 1/15/28(4)	3,500	3,266
Ivory Coast—1.0%
Republic of Ivory Coast
RegS 5.250%, 3/22/30(4)	825EUR	813
RegS 5.875%, 10/17/31(4)	565EUR	551
		1,364

Kenya—1.1%
Republic of Kenya 144A 7.000%, 5/22/27(2)	1,475	1,414
Lebanon—0.2%
Lebanese Republic
RegS 8.250%, 4/12/21(4)(7)	3,741	215
RegS 6.400%, 5/26/23(4)(7)	848	49
		264

Mexico—4.2%
Mex Bonos Desarr
7.750%, 11/23/34	58,000MXN	3,072
7.750%, 11/13/42	48,800MXN	2,467
		5,539

	Par Value(1)	Value

Mongolia—0.2%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	$ 263	$ 273
Mozambique—1.4%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	2,168	1,818
Nigeria—7.9%
Republic of Nigeria
144A 6.500%, 11/28/27(2)(3)	3,645	3,314
144A 6.125%, 9/28/28(2)(3)	1,305	1,146
144A 8.375%, 3/24/29(2)	709	672
144A 7.696%, 2/23/38(2)(3)	1,443	1,159
RegS 8.375%, 3/24/29(3)(4)	3,625	3,436
RegS 8.747%, 1/21/31(4)	750	706
		10,433

Pakistan—2.1%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	1,805	1,435
RegS 8.250%, 4/15/24(4)	1,300	1,286
		2,721

Papua New Guinea —1.0%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)(4)	1,464	1,372
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

South Africa—3.1%
Republic of South Africa
6.250%, 3/31/36	16,700ZAR	$ 561
6.500%, 2/28/41	38,600ZAR	1,191
8.750%, 1/31/44	25,700ZAR	972
8.750%, 2/28/48	36,800ZAR	1,381
		4,105

Sri Lanka—0.2%
Republic of Sri Lanka 144A 7.850%, 3/14/29(2)(7)	$ 560	298
Tunisia—1.0%
Tunisian Republic
144A 5.750%, 1/30/25(2)	860	793
144A 6.375%, 7/15/26(2)	608EUR	537
		1,330

Turkey—1.1%
Republic of Turkiye 9.875%, 1/15/28	1,297	1,423
Venezuela—0.4%
Republic of Venezuela
RegS 12.750%, 8/23/22(4)(7)	125	20
RegS 9.000%, 5/7/23(4)(7)	3,725	544
		564

Zambia—1.6%
Republic of Zambia
144A 5.375%, 9/20/24(2)(7)	209	128
144A 8.970%, 7/30/27(2)(3)(7)	1,459	985
RegS 8.970%, 7/30/27(3)(4)(7)	1,525	1,029
		2,142

Total Foreign Government Securities (Identified Cost $105,549)		104,907
	Par Value(1)	Value

Corporate Bonds and Notes—48.8%
Argentina—0.7%
YPF S.A. 144A 9.500%, 1/17/31(2)	$ 979	$ 985
Brazil—1.6%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	1,319	1,365
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(3)	880	797
		2,162

Colombia—2.9%
Empresas Publicas de Medellin ESP RegS 7.625%, 9/10/24(4)	2,700,000COP	660
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(3)	3,445	3,186
		3,846

Ghana—2.3%
Tullow Oil plc RegS 7.000%, 3/1/25(3)(4)	3,208	3,000
India—1.9%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	1,545	1,327
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(4)	1,275	1,258
		2,585

Indonesia—2.6%
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)(4)	1,175	1,126
RegS 6.750%, 10/31/26(3)(4)	2,600	2,269
		3,395

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Kazakhstan—1.0%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(2)	506,000KZT	$ 1,016
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	$ 275	257
		1,273

Macau—1.1%
Melco Resorts Finance Ltd. RegS 5.375%, 12/4/29(4)	795	719
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	850	741
		1,460

Mexico—25.0%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(3)(8)	1,268	1,208
RegS 6.750%(4)(8)	1,536	1,525
Cemex SAB de C.V. 144A 9.125% (2)(3)(8)	1,334	1,421
Petroleos Mexicanos
5.950%, 1/28/31	1,124	873
7.690%, 1/23/50(3)	16,233	11,182
RegS 7.190%, 9/12/24(4)	43,400MXN	2,458
RegS 6.700%, 2/16/32(4)	293	235
Series 14-2 7.470%, 11/12/26	45,240MXN	2,319
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	10,947	9,242
	Par Value(1)	Value

Mexico—continued
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)(3)	$ 2,609	$ 2,505
		32,968

Nigeria—0.4%
IHS Holding Ltd. 144A 6.250%, 11/29/28(2)	683	558
Peru—2.2%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)(4)	2,625	2,062
RegS 5.625%, 6/19/47(4)	1,225	839
		2,901

South Africa—1.4%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	1,840	1,828
Turkey—1.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)(3)	1,117	1,071
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	638	659
		1,730

Uzbekistan—1.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)(3)	2,166	1,970
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Venezuela—1.9%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(7)	$ 11,249	$ 1,187
RegS 12.750%, 2/17/22(4)(7)	3,450	418
RegS 6.000%, 5/16/24(4)(7)	7,395	728
RegS 9.750%, 5/17/35(4)(7)	1,000	120
		2,453

Vietnam—1.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)(3)	1,383	1,314
Total Corporate Bonds and Notes (Identified Cost $66,632)		64,428

Credit Linked Notes—4.0%
Iraq—4.0%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(6)(9)	178,983JPY	1,091
(Counterparty: BOA) 3.304%, 1/1/28(6)(9)	393,558JPY	2,393
(Counterparty: BOA) 3.399%, 1/6/28(6)(9)	294,275JPY	1,792
Total Credit Linked Notes (Identified Cost $7,302)		5,276

Total Long-Term Investments—132.2% (Identified Cost $179,483)		174,611
Value

TOTAL INVESTMENTS—132.2% (Identified Cost $179,483)	$174,611
Other assets and liabilities, net—(32.2)%	(42,551)
NET ASSETS—100.0%	$132,060
Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $56,864 or 43.1% of net assets.
(3)	All or a portion is segregated as collateral for reverse repurchase agreements. On February 29, 2024, securities valued at $59,624 were pledged as collateral for reverse repurchase agreements.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
(6)	Variable rate security. Rate disclosed is as of February 29, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Security in default; no interest payments are being received.
(8)	No contractual maturity date.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Counterparties:
BCLY	Barclays
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
ZAR	South African Rand
Country Weightings†
Mexico	22%
Argentina	6
Nigeria	6
Colombia	5
El Salvador	5
Egypt	5
Iraq	5
Other	46
Total	100%
† % of total investments as of February 29, 2024.
Reverse Repurchase Agreements as of February 29, 2024 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.80%	01/11/24	$(928)
JPM	6.00	01/30/24	(462)
JPM	6.10	02/01/24	(893)
JPM	5.80	02/01/24	(692)
JPM	6.05	02/01/24	(1,430)
JPM	5.75	02/01/24	(1,612)
JPM	5.90	02/01/24	(1,046)
JPM	5.80	02/01/24	(623)
JPM	5.70	02/01/24	(2,084)
JPM	5.85	02/01/24	(1,015)
JPM	5.80	02/01/24	(408)
JPM	5.90	01/17/24	(1,104)
JPM	5.90	02/01/24	(2,753)
JPM	6.00	02/01/24	(1,755)
JPM	5.80	02/01/24	(463)
JPM	5.60	02/01/24	(636)
JPM	6.05	02/01/24	(2,183)
JPM	5.75	02/01/24	(338)
JPM	5.80	02/01/24	(532)
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
Reverse Repurchase Agreements as of February 29, 2024 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.65%	02/01/24	$(684)
JPM	5.95	02/01/24	(1,498)
JPM	5.90	02/01/24	(2,232)
JPM	5.90	01/17/24	(1,568)
JPM	5.65	02/01/24	(345)
JPM	6.00	02/01/24	(599)
JPM	5.90	02/01/24	(978)
JPM	5.80	02/01/24	(1,046)
JPM	6.05	02/01/24	(511)
JPM	6.10	02/01/24	(1,749)
JPM	5.85	02/01/24	(1,465)
JPM	5.80	02/01/24	(424)
JPM	5.90	02/27/24	(1,159)
JPM	5.80	02/27/24	(7,219)
JPM	5.90	01/17/24	(1,293)
JPM	5.90	01/17/24	(683)
JPM	5.90	01/19/24	(831)
JPM	6.00	01/30/24	(1,359)
JPM	5.80	01/30/24	(340)
JPM	6.05	01/30/24	(707)
Total			$(47,647)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Over-the-counter credit default swaps - sell protection(1) outstanding as of February 29, 2024 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC-(3),*	Quarterly	BCLY	5.000%	12/20/25	$11,200	$(4,365)	$(1,275)	$—	$(3,090)
Total						$(4,365)	$(1,275)	$—	$(3,090)

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
*	S&P.
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$104,907	$104,907	$—
Corporate Bonds and Notes	64,428	64,428	—
Credit Linked Notes	5,276	—	5,276
Total Assets	174,611	169,335	5,276
Liabilities:
Other Financial Instruments:(1)
Over-the-Counter Credit Default Swap	(4,365)	(4,365)	—
Reverse Repurchase Agreements	(47,647)	(47,647)	—
Total Liabilities	(52,012)	(52,012)	—
Total Investments	$122,599	$117,323	$5,276

(1)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swaps are reported at value. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no securities valued using quoted prices (Level 1) at February 29, 2024.
There were no transfers into or out of Level 3 related to securities held at February 29, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2023:	$ 2,833	$ 2,833
Accrued discount/(premium)	44	44
Net realized gain (loss)	(107)	(107)
Net change in unrealized appreciation (depreciation)(a)	(54)	(54)
Purchases	3,311	3,311
Sales(b)	(751)	(751)
Balance as of February 29, 2024	$ 5,276	$ 5,276
(a) The net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024, was $(54).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.